INCOME TAX - Reconciliation of federal income tax rate (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Business combination expense		(33.19%)
Change in fair value of warrants	0.00%	12.38%
Transaction costs incurred in connection with warrant liabilities	0.00%
Valuation allowance	(21.00%)	(0.19%)
Income tax provision	0.00%	0.00%